Deferred Initial Public Offering (“IPO”) Costs (Tables)	12 Months Ended
Sep. 30, 2025
Deferred Initial Public Offering Ipo Costs
Schedule of Deferred IPO Costs

As of September 30, 2025 and 2024, deferred IPO costs, consisted of the following:

	As of September 30,
	2025	2024
Financial advisory fee	$-	$143,425
Legal service fee	-	340,698
Valuation service fee	-	23,060
Miscellaneous expenses	-	50,000
Total deferred IPO costs	$-	$557,183